Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Tax at federal statutory rate					$ (1,167,410)	$ (1,468,355)
Foreign rate differential		$ 4,876			(128,754)	607,758
ASC 740-10 uncertain tax position
Tax exemption
Global Intangible Low-Taxed Income
Stock based compensation					123,077	66,045
Non-deductible Expenses						3,767,680
Others					(779,043)	(204,526)
Valuation allowance					1,954,744	(2,037,510)
Total provision expense for income taxes	$ (997)	$ 4,876	$ (63,257)	$ 4,876	$ 2,614	$ 731,092